Related Party Transactions - Summary of Significant Balances and Transactions Between Group and Related Parties Financial Transactions (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of transactions between related parties [line items]
Interest amounts	¥ 10,590	¥ 4,254	¥ 1,931
Interest amounts	116,488	88,442	73,884
Parent Company | LY Corporation | Loan Payables and Interest Expenses
Disclosure of transactions between related parties [line items]
Interest amounts	278	493	502
Outstanding payable balances	¥ (20,035)	¥ (50,052)	(95,100)
Parent Company | LY Corporation | Deposits and Interest Received
Disclosure of transactions between related parties [line items]
Interest amounts			428
Outstanding receivable balances			¥ 0